Income Taxes (Net Deferred Tax Liability) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Income Taxes [Abstract]
Deferred tax assets	$ 1	$ 4
Deferred tax liabilities	(1,968)	(1,875)
Net deferred tax liability	$ (1,967)	$ (1,871)	$ (1,880)